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                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2

                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.

1.  Name and address of issuer: IDS Life Variable Account for Smith
                                Barney
                                IDS Tower 10
                                Minneapolis, MN  55440-0010
___________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

              Series                 Class(es) of Shares
    Smith Barney LifeVest
    Single Premium Variable Life
___________________________________________________________________
3.  Investment Company Act File Number:  811-4652

    Securities Act File Number:          33-5210
___________________________________________________________________
4.  Last day of fiscal year for which this notice is filed:
    December 31, 1996
___________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]
__________________________________________________________________
6.  Date of termination of issuer's declaration under rule 24f-2
    (a)(1), if applicable (see instruction A.6):

    Not Applicable
___________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    $0
___________________________________________________________________
8.  Number and amount of securities registered during the fiscal
    year other than pursuant to rule 24f-2:   0
___________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year: $2,266,000
___________________________________________________________________
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:  $2,266,000
___________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if
    applicable (see Instruction B.7):   N/A
___________________________________________________________________
12.   Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year in reliance
      on rule 24f-2 (from Item 10):                    $  2,266,000

(ii)  Aggregate price of shares issued in
      connection with dividend reinvestment
      plans (from Item 11, if applicable):             +          0

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year
      (if applicable):                                  (4,863,000)

(iv)  Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to
      rule 24e-2 (if applicable):                      +          0

(v)   Net aggregate price of securities sold
      and issued during the fiscal year in
      reliance on rule 24f-2 [line (i), plus
      line (ii), less line (iii), plus line
      (iv)] (if applicable):                            (2,597,000)

(vi)  Multiplier prescribed by Section 6(b)
      of the Securities Act of 1933 or other
      applicable law or regulation
      (see Instruction C.6):                           x     1/3300

(vii) Fee due [line (i) or line (v) multiplied
      by line (vi)]:                                   $          0

Instruction:  Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
__________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
                                                              [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
___________________________________________________________________
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
   Mary Ellyn Minenko
   Senior Counsel

Date:  February 14, 1997